Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	¥ 874,531	$ 125,618	¥ 732,805
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	5,200	747	5,000
Assets measured at fair value on recurring basis	11,581,517	1,663,580	9,898,158
Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	738,112	106,023
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			7,295
Short-term investments			24,394
Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,577,905	370,292	1,732,110
Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,228,907	1,182,009	8,092,984
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	31,393	$ 4,509	36,375
Fair Value Measurement Using Inputs Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	0		7,295
Fair Value Measurement Using Inputs Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			7,295
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	5,200		5,000
Assets measured at fair value on recurring basis	11,550,124		9,854,488
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	738,112
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments			24,394
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,577,905		1,732,110
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,228,907		8,092,984
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	31,393		36,375
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	¥ 31,393		¥ 36,375